Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 13, 2017
Entity Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001364089
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 13, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 13, 2017
Prospectus Date	rr_ProspectusDate	Sep. 28, 2016
Claymore Exchange-Traded Fund Trust | Guggenheim Enhanced Short Duration ETF
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0001364089_SupplementTextBlock
CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim Enhanced Short Duration ETF
(the “Fund”)

Supplement to the Fund’s Summary Prospectus and
Prospectus dated September 28, 2016, as supplemented

Effective immediately, the sixth paragraph in the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers. The Fund may also invest up to 20% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Investment Adviser may attempt to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund may also invest up to 25% of its assets in municipal securities. The Fund will not invest in options contracts, futures contracts or swap agreements.

Supplement Closing [Text Block]	ck0001364089_SupplementClosingTextBlock	Claymore Exchange-Traded Fund Trust 227 West Monroe Street Chicago, Illinois 60606 Please Retain This Supplement for Future Reference

January 13, 2017	GSY-COMBO-SUP3